Premises and Equipment - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Amortization	285,164	411,674	503,310
Accumulated depreciation on operating lease assets	26,921	32,717
Property, Plant and Equipment, Other Types
Property, Plant and Equipment [Line Items]
Depreciation	178,567	211,465	245,184
Computer Equipment and Capitalized Software
Property, Plant and Equipment [Line Items]
Amortization	141,028	90,382	122,922